ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2012	2013
Income taxes payable	$111,558	$129,305
Accrued products and licenses costs	35,731	40,560
Marketing expenses payable	9,126	9,350
Legal accrual	38,010	47,384
Purchase commitment to subcontractors	5,376	2,732
Accrued expenses	37,854	42,714

	$237,655	$272,045